Appendix III	12 Months Ended
Dec. 31, 2021
Appendix III
Appendix III

APPENDIX III

GRIFOLS, S.A. AND SUBSIDIARIES

Changes in Other Intangible Assets

for the year ended

31 December 2021

(Expressed in thousands of Euros)

	Balance at		Business			Translation	Balance at
	31/12/2020	Additions	combinations	Transfers	Disposals	differences	31/12/2021

Development costs	701,390	34,671	24,027	—	(5,679)	47,197	801,606

Concessions, patents, licenses brands & similar	228,023	57	—	—	—	16,478	244,558

Computer software	279,651	33,516	—	3,315	(208)	14,217	330,491

Currently marketed products	1,004,665	—	—	—	—	78,636	1,083,301

Other intangible assets	156,644	—	—	—	(12,146)	11,511	156,009

Total cost of intangible assets	2,370,373	68,244	24,027	3,315	(18,033)	168,039	2,615,965

Accum. amort. of development costs	(125,875)	(44,612)	—	(60)	5,679	(3,498)	(168,366)

Accum. amort of concessions, patents, licenses, brands & similar	(51,197)	(9,909)	—	—	—	(3,070)	(64,176)

Accum. amort. of computer software	(167,124)	(25,474)	—	(101)	178	(7,770)	(200,291)

Accum. amort. of currently marketed products	(331,968)	(35,989)	—	—	—	(26,827)	(394,784)

Accum. amort. of other intangible assets	(71,430)	(4,265)	—	—	—	(5,603)	(81,298)

Total accum. amort intangible assets	(747,594)	(120,249)	—	(161)	5,857	(46,768)	(908,915)

Impairment of other intangible assets	(65,129)	(73)	—	—	—	(4,898)	(70,100)

Carrying amount of intangible assets	1,557,650	(52,078)	24,027	3,154	(12,176)	116,373	1,636,950

		(See note 3)

This appendix forms an integral part of note 8 to the consolidated financial statements.

APPENDIX III

GRIFOLS, S.A. AND SUBSIDIARIES

Changes in Other Intangible Assets

for the year ended

31 December 2020

(Expressed in thousands of Euros)

	Balance at		Business			Translation	Balance at
	31/12/2019	Additions	combinations	Transfers	Disposals	differences	31/12/2020

Development costs	435,339	35,301	265,571	—	—	(34,821)	701,390

Concessions, patents, licenses brands & similar	229,997	16,174	5	(6)	—	(18,147)	228,023

Computer software	258,597	27,939	2,229	3,963	(11)	(13,066)	279,651

Currently marketed products	1,092,834	—	—	—	—	(88,169)	1,004,665

Other intangible assets	178,359	3,118	—	(399)	(10,233)	(14,201)	156,644

Total cost of intangible assets	2,195,126	82,532	267,805	3,558	(10,244)	(168,404)	2,370,373

Accum. amort. of development costs	(103,531)	(23,810)	—	—	—	1,466	(125,875)

Accum. amort of concessions, patents, licenses, brands & similar	(43,656)	(8,221)	—	(1,732)	—	2,412	(51,197)

Accum. amort. of computer software	(143,806)	(19,198)	—	(9,833)	12	5,701	(167,124)

Accum. amort. of currently marketed products	(322,119)	(37,739)	—	—	—	27,890	(331,968)

Accum. amort. of other intangible assets	(80,836)	(6,844)	—	9,389	214	6,647	(71,430)

Total accum. amort intangible assets	(693,948)	(95,812)	—	(2,176)	226	44,116	(747,594)

Impairment of other intangible assets	(67,644)	(2,977)	—	—	—	5,492	(65,129)

Carrying amount of intangible assets	1,433,534	(16,257)	267,805	1,382	(10,018)	(118,796)	1,557,650

(See note 3)

This appendix forms an integral part of note 8 to the consolidated financial statements.